American Century Growth Funds, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2018 ■ Statement of Additional Information dated December 1, 2017 (as revised May 7, 2018)

The following replaces the entry for Focused Dynamic Growth in the table under the Investment Advisor section on page 27 of the statement of additional information.

Fund	Class	Percentage of Strategy Assets
Focused Dynamic Growth	Investor, R and Advisor
1.02% of first $1 billion
1.00% of the next $4 billion
0.99% of the next $5 billion
0.98% of the next $5 billion
0.97% of the next $5 billion
0.95% of the next $5 billion
0.90% of the next $5 billion
0.80% over $30 billion

I
0.82% of first $1 billion
0.80% of the next $4 billion
0.79% of the next $5 billion
0.78% of the next $5 billion
0.77% of the next $5 billion
0.75% of the next $5 billion
0.70% of the next $5 billion
0.60% over $30 billion

R6
0.67% of first $1 billion
0.65% of the next $4 billion
0.64% of the next $5 billion
0.63% of the next $5 billion
0.62% of the next $5 billion
0.60% of the next $5 billion
0.55% of the next $5 billion
0.45% over $30 billion

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CL-SPL-94268 1808